CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Net income before noncontrolling interest	$ 1,139.7	62,134.7	50,008.0	41,527.3
Foreign currency translation reserve:
Net unrealized gain (loss) arising during the period	1.1	60.9	253.6	(36.1)
Reclassification of net gain (loss) included in net income	0	0	0	0
Available for sale securities:
Net unrealized gain (loss) arising during the period [net of tax Rs. (2,402.1), Rs. (782.3) and Rs.3,771.9, respectively]	144.0	7,853.4	(1,829.9)	(4,832.9)
Net unrealized gain (loss) reclassified to earnings [net of tax Rs. (320.7), Rs. 36.5 and Rs. (103.8) respectively]	(4.0)	(216.1)	76.0	(644.8)
Other comprehensive income, net of tax	141.1	7,698.2	(1,500.3)	(5,513.8)
Total comprehensive income	1,280.8	69,832.9	48,507.7	36,013.5
Less: Comprehensive income attributable to noncontrolling interest	5.8	315.3	224.6	330.4
Comprehensive income attributable to HDFC Bank Limited	$ 1,275.0	69,517.6	48,283.1	35,683.1